                                Rule 24f-2 NOTICE FOR
                                PAINEWEBBER ATLAS FUND
                         PAINEWEBBER ATLAS GLOBAL GROWTH FUND
                             (1933 Act File No. 2-84397)


     1.       The fiscal year for which the notice is filed:
                               September 1, 1994 to August 25, 1995

     2. The number or amount of securities of the same class or series, if any, which had been registered under the Securities Act of 1933 other than pursuant to this section, but which remained unsold at the beginning of such fiscal period:
                               None

     3. The number or amount of securities, if any, registered during such fiscal period other than pursuant to this section:
                               None

     4. The number or amount of securities sold during such fiscal period:
                               $66,838,427 representing 4,615,977 shares of beneficial interest ($0.001 par value)

     5. The number or amount of securities sold during such fiscal period in reliance upon registration pursuant to this section:
                               $66,838,427 representing 4,615,977 shares of beneficial interest ($0.001 par value)

     6.       The calculation of filing fee:

               (a)      The total amount of registered shares of beneficial
                        interest ($0.001 par value) sold including sales
                        load:                                                                       $66,838,427
               (b)      Less the total amount of registered shares of
                        beneficial interest ($0.001 par value) redeemed or                         (517,334,016)
                        repurchased:                                                               ------------

               (c)      Difference (i.e., (a) less (b)):                                          ($450,495,589)
                                                                                                   ============
               (d)      Filing fee pursuant to section 6(b) of 1933 Act                                      $0
                        (Line (c) Amount x 0.00034483):                                            ============

                                       /s/ Paul Schubert
                                       Paul Schubert
                                       Vice President and Assistant Treasurer
                                       PaineWebber Atlas Fund

     Date:  October 23, 1995